TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Trade Receivables and Other Current Assets [Abstract]
Summary of trade receivables and other current assets
The company's trade receivables and other current assets are as follows:

(MILLIONS)	June 30, 2025	December 31, 2024
Trade receivables	$525	$462
Collateral deposits(1)	129	196
Short term deposits and advances	93	88
Prepaids and other	53	50
Inventory	49	35
Income tax receivables	41	37
Other short-term receivable	65	65
	$955	$933
(1)Collateral deposits are related to energy derivative contracts the company enters into in order to mitigate the exposure to wholesale market electricity prices on the future sale of uncontracted generation, as part of the company's risk management strategy.